Provisions - Additional Information (Detail) £ in Millions	6 Months Ended
Jun. 30, 2020 GBP (£) Complaints
Future expected provision number
Cumulative complaints | Complaints	4,500,000
Complaints reviewing | Complaints	290,000
Additional provision charge	£ 83
Regulatory And Other, SMS Overdraft Warnings
Future expected provision number
Additional provision charge	17
Operational Risk Provisions
Future expected provision number
Additional provision charge	£ 37